Note 4 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructurings During the Period $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Pre-Modification Outstanding Balance	$ 542
Post-Modification Outstanding Balance	$ 542
Troubled Debt Restructuring [Member] | Commercial Real Estate Portfolio Segment [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Contracts		5	5
Pre-Modification Outstanding Balance		$ 641	$ 310
Post-Modification Outstanding Balance		$ 641	$ 310